FAIR VALUE AND RISK MANAGEMENT - Risk Management - Interest rate risk (Details) - Interest rate risk	Dec. 31, 2024
Fixed interest rate
Risk Management
Percentage of debt	87.00%
Variable interest rate
Risk Management
Percentage of debt	13.00%
2027 Debentures | Fixed interest rate
Risk Management
Interest payment rate	2.964%
2028 Debentures | Fixed interest rate
Risk Management
Interest payment rate	1.004%
April 2029 Debentures | Fixed interest rate
Risk Management
Interest payment rate	4.929%
October 2029 Debentures | Fixed interest rate
Risk Management
Interest payment rate	3.494%
2030 Debentures | Fixed interest rate
Risk Management
Interest payment rate	1.045%
2031 Debentures | Fixed interest rate
Risk Management
Interest payment rate	4.348%
September 2026 Term Loan | Fixed interest rate
Risk Management
Interest payment rate	4.333%
December 2026 Term Loan | Fixed interest rate
Risk Management
Interest payment rate	1.096%